Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Expense And Income Tax Benefit	The Company’s compensation expense and its related income tax benefit are as follows:

	2011	2010	2009
Share-based compensation expense	$3,732	$4,293	$5,799
Income tax benefit	1,318	1,599	2,287

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options were as follows:

	2011	2010	2009
Risk-free interest rate	2.67% - 3.33%	2.15% - 3.62%	1.90% - 2.48%
Expected volatility	25.34% - 25.99%	25.84% - 32.16%	32.16%
Weighted-average expected volatility	25.66%	27.25%	32.16%
Expected term (years)	8.80	8.60 - 8.80	8.60
Dividend yield	—%	—%	—%

Schedule of Share-based Compensation, Stock Options, Activity

A summary of the Company’s stock option activity for the year ended December 31, 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,336,985	$10.36
Granted	741,187	15.90
Exercised	(523,845)	3.06		$5,970
Forfeited	(20,250)	15.90
Expired	(11,250)	5.33
Cancelled	(15,750)	12.88

Outstanding, end of year	11,507,077	$11.04	5.7	$38,856

Options fully vested and exercisable at year end	6,001,950	$8.24	4.2	$33,538
Options expected to vest	5,209,547	$14.17	7.4	$4,687

The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Options awarded	741,187	1,564,665	364,500
Weighted-average grant date fair value of options awarded	$5.29	$3.06	$3.26
Options exercised	523,845	27,000	110,250
Total intrinsic value of options exercised	$5,970	$79	$800
Cash received upon exercise of options	$1,604	$208	$288

Schedule of Nonvested Share Activity

A summary of the Company’s nonvested stock activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	629,265	$7.13	671,160	$6.89	632,400	$6.78
Issued	14,175	14.33	19,410	11.99	64,665	7.92
Vested	(169,695)	6.56	(60,300)	6.09	(22,905)	6.51
Forfeited	(3,140)	11.69	(1,005)	7.73	(3,000)	7.73

Outstanding, end of year	470,605	$7.52	629,265	$7.13	671,160	$6.89